INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Net operating loss carryover	$ 2,097,315	$ 1,593,282
Accrued management fees, related party	67,086	155,063
Valuation allowance	(2,164,401)	(1,748,345)
Net deferred tax asset	$ 0	$ 0